UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22706

The DMS Funds

(Exact name of registrant as specified in charter)

2619 Leiscz’s Bridge Road, Suite 200

Leesport, PA 19533

(Address of principal executive offices)(Zip code)

Tom Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Ave

New York, NY 10174-0208

 (Name and address of agent for service)

Registrant's telephone number, including area code: (484) 671-2520

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	DMS India Bank Index Fund
	Schedule of Investments
	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS *** - 81.51%

Bank - 81.51%
372	Andhra Bank	397
4,200	Axis Bank, Ltd.	36,883
411	Bank of India	1,107
292	Canara Bank	1,275
515	Dena Bank	356
899	DCB Bank, Ltd. *	1,840
1,346	Federal Bank, Ltd.	3,125
3,650	HDFC Bank, Ltd.	61,196
9,050	ICICI Bank, Ltd.	43,793
1,008	IDBI Bank, Ltd.	961
292	Indian Bank	652
780	Indian Overseas Bank *	454
622	The Jammu & Kashmir Bank, Ltd.	983
295	Karnataka Bank, Ltd.	671
119	Kotak Mahindra Bank, Ltd.	2,591
193	Oriental Bank of Commerce	509
1,250	Punjab National Bank	2,726
4,780	State Bank of India	19,732
399	Syndicate Bank	616
402	Union Bank of India	933
541	Vijaya Bank	340
650	Yes Bank, Ltd.	8,617
		189,757

TOTAL FOR COMMON STOCKS (Cost $196,028) - 81.51%		$ 189,757

SHORT TERM INVESTMENTS - 3.17%
7,370	Fidelity Institutional Money Market Portfolio 0.12% **	7,370

TOTAL FOR SHORT TERM INVESTMENTS (Cost $7,370) - 3.17%		$ 7,370

TOTAL INVESTMENTS (Cost $203,398) - 84.68%		$ 197,127

OTHER ASSETS LESS LIABILITIES - 15.32%		35,676

NET ASSETS - 100.00%		$ 232,803

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2015.
*** Country breakdown is 100% India.

NOTES TO FINANCIAL STATEMENTS
DMS India Bank Index Fund
1. SECURITY TRANSACTIONS

At June 30, 2015 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $203,398 amounted to $6,625, which consisted of aggregate gross unrealized appreciation of $7,737 and aggregate gross unrealized depreciation of $14,362.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$189,757	$0	$0	$189,757
Cash Equivalents	$7,370	$0	$0	$7,370
Total	$197,127	$0	$0	$197,127

	DMS India MidCap Index Fund
	Schedule of Investments
	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS *** - 97.48%

Aerospace & Defense - 0.84%
172	Bharat Electronics, Ltd.	$ 9,097

Auto Components - 0.99%
20	MRF, Ltd.	10,756

Bank - 6.18%
1,585	Bank of India *	4,268
1,127	Canara Bank	4,920
5,020	Federal Bank, Ltd.	11,657
3,912	IDBI Bank, Ltd. *	3,731
390	Kotak Mahindra Bank, Ltd.	8,491
1,558	Union Bank of India	3,614
2,296	YES Bank, Ltd.	30,440
		67,121
Chemicals - 8.49%
2,855	Berger Paints India, Ltd.	8,762
2,511	Castrol India, Ltd.	17,108
1,509	Godrej Industries, Ltd.	8,433
2,673	PidIlite Industries, Ltd.	23,114
4,146	UPL, Ltd.	34,888
		92,305
Construction Materials - 4.50%
810	ACC, Ltd.	18,383
20,722	Jaiprakash Associates, Ltd. *	3,630
151	Shree Cement, Ltd.	26,905
		48,918
Consumer Products - 11.31%
612	Britannia Industries, Ltd.	26,566
696	Colgate Palmolive, Ltd.	22,304
1,165	Emami, Ltd.	21,227
4,826	Marico, Ltd.	34,093
1,448	Tata Global Beverages, Ltd.	6,715
815	United Breweries, Ltd.	11,963
		122,868
Electrical Equipment - 4.73%
906	Abb India, Ltd.	18,850
2,345	Crompton Greaves, Ltd.	5,987
4,145	Harvell's India, Ltd.	18,407
498	Thermax, Ltd.	8,181
		51,425
Engineering & Construction Services - 1.08%
1,198	Engineers India, Ltd.	4,280
33,841	GMR Infrastructure, Ltd.	7,443
		11,723
Healthcare Facilities & Services - 3.17%
1,665	Apollo Hospitals Enterprises, Ltd.	34,424

Insurance - 1.80%
465	Bajaj Finserv, Ltd.	11,193
1,477	Reliance Capital, Ltd.	8,415
		19,608
Iron & Steel - 0.97%
7,806	Jindal Steel & Power, Ltd.	10,510

Machinery - 1.85%
1,431	Cummins India, Ltd.	20,157

Manufactured Goods - 2.43%
1,581	Bharat Forge, Ltd.	26,410

Media - 1.53%
461	Just Dial, Ltd.	9,190
1,673	Sun TV Network, Ltd.	7,425
		16,615
Oil, Gas & Coal - 2.89%
1,774	Hindustam Petroleum Corp., Ltd.	20,322
3,771	Petronet LNG, Ltd.	11,079
		31,401
Pharmaceuticals - 19.34%
2,923	Aurobindo Pharma, Ltd.	66,680
1,035	Biocon, Ltd.	7,498
1,089	Cadila Healthcare, Ltd.	30,739
838	Divi's Laboratories, Ltd.	24,750
2,305	Glenmark Pharmaceuticals, Ltd.	36,002
1,847	Piramal Enterprises, Ltd.	26,930
861	Torrent Pharmaceuticals, Ltd.	17,605
		210,204
Renewable Energy - 0.93%
4,326	Exide Industries, Ltd.	10,079

Specialty Finance - 9.68%
182	Bajaj Finance, Ltd.	15,565
2,492	Indiabulls Housing Finance, Ltd.	24,370
2,996	LIC Housing Finance, Ltd.	21,224
3,285	Mahindra & Mahindra Financial Services, Ltd.	14,466
1,576	Shriram Transport Finance Co., Ltd.	21,132
342	Sundaram Finance, Ltd.	8,486
		105,243
Technology Services - 1.08%
1,827	Mphasis, Ltd.	11,790

Telecom - 2.63%
660	Aditya Birla Nuvo, Ltd.	18,526
1,448	TATA Communications, Ltd.	10,080
		28,606
Transportation Equipment - 4.59%
11,938	Ashok Leyland, Ltd.	13,607
118	Eicher Motors, Ltd.	36,312
		49,919
Transportation & Logistics - 0.30%
124	Container Corp of India	3,269

Utilities - 6.15%
12,594	Adani Power, Ltd. *	5,778
8,205	JSW Energy, Ltd.	12,672
19,873	TATA Power Co., Ltd.	23,151
2,745	Reliance Infrastructure, Ltd.	16,752
12,021	Reliance Power, Ltd. *	8,470
		66,823

TOTAL FOR COMMON STOCKS (Cost $1,005,228) - 97.48%		$ 1,059,271

TOTAL INVESTMENTS (Cost $1,005,228) - 97.48%		$ 1,059,271

OTHER ASSETS LESS LIABILITIES - 2.52%		27,393

NET ASSETS - 100.00%		$ 1,086,664

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2015 .
*** Country breakdown is 100% India.

NOTES TO FINANCIAL STATEMENTS
DMS India MidCap Index Fund
1. SECURITY TRANSACTIONS

At June 30, 2015 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,005,228 amounted to $54,411, which consisted of aggregate gross unrealized appreciation of $125,498 and aggregate gross unrealized depreciation of $71,087.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2015 :

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,059,271	$0	$0	$ 1,059,271
Total	$1,059,271	$0	$0	$ 1,059,271

	DMS Baltic Index Fund
	Schedule of Investments
	June 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 93.34%

Apparel & Textile Products - 3.01%
6,261	Silvano Fashion Group AS, Class-A (Estonia)	$ 9,214
852	Valmieras Stikla Skiedra (Latvia)	3,562
		12,776
Banking - 3.24%
42,604	Siauliu Bankas (Lithuania)	13,726

Biotech & Pharmaceuticals - 3.52%
877	Grindeks (Latvia)	5,504
1,049	Olaines Kimiski-Farmacetiska Rupnica (Latvia) *	9,414
		14,918
Construction Materials - 1.89%
6,130	Grigiskes (Lithuania)	7,996

Consumer Products - 6.23%
11,939	Agrowill Group (Lithuania) *	2,995
8,162	Pieno Zvaigzdes (Lithuania) *	14,013
3,133	Rokiskio Suris (Lithuania) *	5,030
5,870	Zemaitijos Pienas ORS (Lithuania) *	4,385
		26,423
Distribution/Wholesale-Consumer Staples - 4.20%
14,358	Linas Argo Group AB (Lithuania) *	10,965
8,871	Premia Foods AS (Estonia)	6,834
		17,799
Electrical Equipment - 1.81%
2,435	AS Harju Elekter (Estonia) *	7,655

Engineering & Construction Services - 4.25%
1,264	AS Merko Ehitus (Estonia)	11,837
3,309	Nordecon International AS (Estonia)	3,873
2,115	Panevezio Statybos Trestas (Lithuania)	2,322
		18,032
Hardware - 0.27%
350	SAF Tehnika (Latvia)	1,132

Home & Office Products - 0.66%
160	Vilniaus Baldai AB (Lithuania) *	2,783

Investment Management - 0.21%
114	Invl Baltic Farmland AB PVA (Lithuania)	355
244	Invl Baltic Real Estate AB PVA (Lithuania) *	514
		869
Oil, Gas & Coal - 2.39%
24,004	Klaipedos Nafta PVA (Lithuania)	10,142

Other Financial Services - 0.07%
142	Invl Technology AB PVA (Lithuania)	293

Real Estate Operations & Services - 5.63%
2,950	City Service AB (Lithuania)	5,328
7,104	Pro Kapital Grupp (Estonia) *	18,532
		23,860
Retail Discretionary - 16.30%
4,777	Apranga PVA (Lithuania)	14,432
9,570	AS Baltika (Estonia) *	3,947
412	Invalda PVA (Lithuania) *	1,653
7,306	Tallinna Kaubamaja AS (Estonia)	49,032
		69,064
Telecommunications - 4.23%
15,463	Teo LT AB (Lithuania)	17,928

Transportation & Logistics - 19.87%
103,890	Tallink Group AS (Estonia)	84,201

Travel, Lodging & Dining - 6.95%
14,274	Olympic Entertainment Group AS (Estonia)	29,439

Utilities - 8.62%
1,472	AS Tallinna Vesi, Class A (Estonia)	21,497
9,435	Lesto AB (Lithuania)	10,003
5,390	Lietuvos Dujos AB (Lithuania)	5,047
		36,547

TOTAL FOR COMMON STOCKS (Cost $500,407) - 93.34%		$ 395,583

SHORT TERM INVESTMENTS - 1.26%
5,361	Fidelity Institutional Money Market Portfolio 0.12% **	5,361

TOTAL FOR SHORT TERM INVESTMENTS (Cost $5,361) - 1.26%		$ 5,361

TOTAL INVESTMENTS (Cost $505,768) - 94.60%		$ 400,944

OTHER ASSETS LESS LIABILITIES - 5.40%		22,887

NET ASSETS - 100.00%		$ 423,831

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2015.

NOTES TO FINANCIAL STATEMENTS
DMS Baltic Index Fund
1. SECURITY TRANSACTIONS

At June 30, 2015 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $505,768 amounted to $103,090, which consisted of aggregate gross unrealized appreciation of $7,364 and aggregate gross unrealized depreciation of $110,454.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$395,583	$0	$0	$395,583
Cash Equivalents	$5,361	$0	$0	$5,361
Total	$400,944	$0	$0	$400,944

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DMS Funds

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

Date: August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

(Principal Executive Officer)

Date: August 31, 2015

By: /s/ Christopher M. Farah

Chief Financial Officer

(Principal Financial and Accounting Officer)

Date: August 31, 2015